UNITED STATES SECURITIES AND EXCHANGE COMISSION
WASHINGTON, DC  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2009

Check here if Amendment [ ]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
				  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Appaloosa Management L.P.
Address:	26 Main Street
		Chatham, NJ  07928

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Lawrence P. O'Friel
Title:		Chief Financial Officer
Phone:		973-701-7000

Signature, Place and Date of Signing:

	Lawrence P. O'Friel		Chatham, New Jersey		11/13/2009
Report Type (check only one):
[X ] 13F Holdings Report
[  ] 13F Notice
[  ] 13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQIURED BY THE SECURITIES EXCHANGE ACT OF 1934.
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total: 39
Form 13F Information Table Value Total: 2,665,718,000

Name of Issuer					Title of Class		CUSIP		Fair Market	Shares or	Investment Discretion				Managers		Voting Authority (Shares)
									Number		Value		Principal	(a) Sole	(b) Shared -	(c) Shared -			(a) Sole	(b) Shared	(c) None
											Amount		As Defined	Other

-------------------------------------       ---------------- 		--------------	 ---------	----------     ----
American International Group Inc		UNIT 99/99/9999		026874115	187,186 	16,206,550 	x				 				16,206,550
Bank of America Corp				COM			060505104	573,184 	33,876,101 	x				 				33,876,101
BB&T Corp					COM			054937107	54,480 		2,000,000 	x				 				2,000,000
Brunswick Corp					COM			117043109	32,052 		2,675,436 	x				 				2,675,436
Capital One Financial Corp			COM			14040H105	107,190 	3,000,000 	x				 				3,000,000
Citigroup Inc					COM			172967101	385,947 	79,741,067 	x				 				79,741,067
Conseco Inc					COM NEW			208464883	8,164 		1,552,094 	x				 				1,552,094
Conseco Inc					DBCV 3.500% 9/3		208464BH9	107,158 	116,476,572 	x				 				116,476,572
Dana Holding Corp				COM			235825205	1,237 		181,636 	x				 				181,636
E-Trade Financial Corp				COM			269246104	13,849 		7,913,573 	x				 				7,913,573
E-Trade Financial Corp				NOTE  8/3		269246AZ7	78,232 		46,257,000 	x				 				46,257,000
Fifth Third Bancorp				COM			316773100	246,870 	24,370,199 	x				 				24,370,199
Goodyear Tire & Rubber Co			COM			382550101	27,035 		1,587,500 	x				 				1,587,500
Gramercy Capital Corp				COM			384871109	5,342 		2,198,495 	x				 				2,198,495
Maguire Prop Inc				COM			559775101	4,778 		2,275,000 	x				 				2,275,000
Microsoft Corp					COM			594918104	77,160 		3,000,000 	x				 				3,000,000
Newcastle Investment Corp			COM			65105M108	1,678 		564,957 	x				 				564,957
NRG Energy Inc					COM NEW			629377508	50 		1,786 		x				 				1,786
Office Depot Inc				COM			676220106	8,330 		1,258,344 	x				 				1,258,344
OfficeMax Inc					COM			67622P101	5,659 		449,852 	x				 				449,852
Owens Corning					*W EXP 10/30/201	690742127	18 		10,644 		x				 				10,644
Royal Bk Scotland Group PLC			SPON ADR F		780097804	545 		43,119 		x				 				43,119
Royal Bk Scotland Group PLC			SPON ADR SER H		780097879	825 		69,015 		x				 				69,015
Royal Bk Scotland Group PLC			SP ADR L RP PF		780097788	14,175 		1,344,845 	x				 				1,344,845
Royal Bk Scotland Group PLC			SP ADR PREF M		780097796	5,850 		557,108 	x				 				557,108
Royal Bk Scotland Group PLC			ADR PREF SER N		780097770	27,377 		2,609,848 	x				 				2,609,848
Royal Bk Scotland Group PLC			ADR PFD SER P		780097762	4,981 		494,118 	x				 				494,118
Royal Bk Scotland Group PLC			ADR PREF SHS Q		780097754	734 		68,571 		x				 				68,571
Royal Bk Scotland Group PLC			ADR PREF SHS R		780097747	6,069 		600,900 	x						 		600,900
Royal Bk Scotland Group PLC			SP ADR PREF S		780097739	1,819 		172,281 	x				 				172,281
Royal Bk Scotland Group PLC			SP ADR PREF T		780097713	390 		33,345 		x				 				33,345
Rite Aid Corp 					COM			767754104	16,298 		9,937,594 	x				 				9,937,594
Strategic Hotels & Resorts Inc			COM			86272T106	2,957 		1,141,658 	x				 				1,141,658
Suntrust Banks Inc				COM			867914103	192,598 	8,540,930 	x				 				8,540,930
Hartford Financial Services Group		COM			416515104	128,498 	4,848,973 	x				 				4,848,973
Valassis Communications Inc			COM			918866104	33,126 		1,852,706 	x				 				1,852,706
Virgin Media Inc				*W EXP 99/99/999	92769L119	13 		237,059 	x				 				237,059
Wells Fargo & Co				PERP PFD CNV A		949746804	286,938 	321,319 	x				 				321,319
XL Capital Ltd Cl A				CL A			G98255105	16,927 		969,498 	x				 				969,498
